Document And Entity Information	0 Months Ended
Sep. 27, 2013
Document And Entity Information
Document Type	485BPOS
Document Period End Date	May 31, 2013
Registrant Name	Claymore Exchange-Traded Fund Trust 2
Central Index Key	0001365662
Amendment Flag	false
Document Creation Date	Sep. 27, 2013
Document Effective Date	Sep. 27, 2013
Prospectus Date	Sep. 27, 2013